(Columbia Emerging Markets Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Emerging Markets Fund)	Class R5 Shares	Class Y Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Emerging Markets Fund)		Class R5 Shares	Class Y Shares
Management fees		1.35%	1.35%
Distribution and/or service (Rule 12b-1) fees		none	none
Other expenses	[1]	0.22%	0.17%
Total annual Fund operating expenses		1.57%	1.52%
Fee waivers and/or reimbursements	[2]	(0.18%)	(0.18%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.39%	1.34%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.39% for Class R5 and 1.34% for Class Y.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class R5 or Class Y shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Emerging Markets Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R5 Shares	142	478	838	1,852
Class Y Shares	136	463	812	1,797

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Currency Risk – Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies (larger companies) but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk – Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R5 and Class Y shares had not commenced operations prior to the date of this prospectus; therefore, performance information for these classes is not yet available. The performance of Class Z shares, which have been outstanding longer than any other share class of the Fund, is shown in the bar chart and average annual total return table. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), these classes of shares would have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities.

The returns shown for the Fund include the returns of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    33.14%

Worst:   3rd quarter 2008:   -29.98%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Emerging Markets Index (Net) and the MSCI Europe, Australasia and Far East (EAFE) Index (Net). The MSCI Emerging Markets Index (Net), a market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Fund also measures itself against the MSCI EAFE Index (Net) because the Investment Manager believes that the additional index provides a reasonable view of the equity opportunities in developed, international markets and therefore provides an additional, useful performance comparison.

Average Annual Total Returns (Columbia Emerging Markets Fund)	1 Year	5 Years	10 Years
Class Z Shares	(18.90%)	(0.49%)	13.01%
Class Z Shares returns after taxes on distributions	(19.53%)	(1.73%)	12.18%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(11.23%)	(0.18%)	11.90%
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(18.42%)	2.40%	13.86%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of September 30, 2012: 14.21%